Commitments And Contingencies (Tables)	12 Months Ended
Aug. 31, 2019
Commitments And Contingencies [Abstract]
Long-Term Operating Commitments
$
2020	681
2021 - 2024	859
Thereafter	362
1,902

Comprised of:	$
Lease of transmission facilities and premises	474
Lease and maintenance of transponders	445
Purchase obligations	983
1,902